Goodwill - Changes in Goodwill by Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,257.4	$ 1,075.2
Goodwill acquired	24.4	228.0
Currency impact and other	(41.9)	(45.8)
Balance at end of period	1,239.9	1,257.4
Accumulated impairment loss	513.4	513.4	$ 513.4
Right Management
Goodwill [Roll Forward]
Balance at beginning of period	62.1
Balance at end of period	62.1	62.1
Reportable segments | Americas
Goodwill [Roll Forward]
Balance at beginning of period	515.7	466.3
Goodwill acquired	0.0	52.9
Currency impact and other	0.7	(3.5)
Balance at end of period	516.4	515.7
Reportable segments | Americas | United States | Reportable subsegments
Goodwill [Roll Forward]
Balance at beginning of period	476.9	450.4
Balance at end of period	476.5	476.9
Reportable segments | Southern Europe
Goodwill [Roll Forward]
Balance at beginning of period	97.2	102.5
Goodwill acquired	0.0	2.6
Currency impact and other	(0.2)	(7.9)
Balance at end of period	97.0	97.2
Reportable segments | Southern Europe | France | Reportable subsegments
Goodwill [Roll Forward]
Balance at beginning of period	69.0	76.9
Balance at end of period	66.8	69.0
Reportable segments | Southern Europe | Italy | Reportable subsegments
Goodwill [Roll Forward]
Balance at beginning of period	4.5	5.0
Balance at end of period	4.4	4.5
Reportable segments | Northern Europe(3)
Goodwill [Roll Forward]
Balance at beginning of period	441.9	309.3
Goodwill acquired	22.3	163.3
Currency impact and other	(42.3)	(30.7)
Balance at end of period	421.9	441.9
Reportable segments | APME
Goodwill [Roll Forward]
Balance at beginning of period	75.6	70.1
Goodwill acquired	1.5	9.2
Currency impact and other	(0.1)	(3.7)
Balance at end of period	77.0	75.6
Reportable segments | Right Management
Goodwill [Roll Forward]
Balance at beginning of period	62.1	62.1
Goodwill acquired	0.0	0.0
Currency impact and other	0.0	0.0
Balance at end of period	62.1	62.1
Corporate
Goodwill [Roll Forward]
Balance at beginning of period	64.9	64.9
Goodwill acquired	0.6	0.0
Currency impact and other	0.0	0.0
Balance at end of period	65.5	$ 64.9
Corporate | Jefferson Wells
Goodwill [Roll Forward]
Balance at end of period	$ 55.5